Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

		Fair Value Measurements at December 31, 2021 Using
	Fair Value at December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$226,142	$226,142	$–	$–
Total assets	$226,142	$226,142	$–	$–

Liabilities:
Anti-dilution issuance rights derivative liability	$104,300	$–	$–	$104,300
Total liabilities	$104,300	$–	$–	$104,300

		Fair Value Measurements at December 31, 2020 Using
	Fair Value at December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$352,738	$352,738	$–	$–
Total assets	$352,738	$352,738	$–	$–

Liabilities:
Anti-dilution issuance rights derivative liability	$83,500	$–	$–	$83,500
Total liabilities	$83,500	$–	$–	$83,500

Schedule of assumptions used

	December 31, 2021	December 31, 2020	At inception
Fair value of common stock (per share)	$1.02	$3.25	$3.30
Estimated additional shares of common stock	134,229	31,353	57,462
Expected volatility	105%	90%	135%
Expected term (years)	0.25	0.25	0.45
Risk-free interest rate	0.06%	0.09%	0.11%